OPTIMUM FUND TRUST

Optimum Large Cap Value Fund
(the “Fund”)

Supplement to the Fund’s Prospectus dated July 31, 2026

Effective as of November 1, 2026, the following replaces the information in the chart in the Fund’s Prospectus entitled “Fund summaries — Optimum Large Cap Value Fund — Who manages the Fund? — Sub-advisors — Massachusetts Financial Services Company”:

Massachusetts Financial Services Company

Portfolio managers	Title with MFS	Start date on the Fund
Thomas Crowley	Investment Officer	December 2024
Steve Gorham	Investment Officer	November 2026

Effective as of November 1, 2026, the following replaces the second paragraph in the section in the Fund’s Prospectus entitled “Who manages the Funds — Sub-advisors and portfolio managers — Optimum Large Cap Value Fund”:

Thomas Crowley, Investment Officer of MFS, and Steve Gorham, Investment Officer of MFS have primary responsibility for the day-to-day portfolio management of MFS’ share of the Fund’s assets. Mr. Crowley and Mr. Gorham have been employed in the investment area of MFS since 2007 and 1992, respectively. Mr. Crowley and Mr. Gorham have held their Fund responsibilities since December 2024 and November 2026, respectively.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in, or redemption from, the Fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated October 22, 2026.

OPTIMUM FUND TRUST

Optimum Large Cap Value Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated July 31, 2026

Effective as of November 1, 2026, the following will replace the information in the section of the chart entitled, "Portfolio Managers – A. Other Accounts Managed – Optimum Large Cap Value Fund – MFS”:

Optimum Large Cap Value Fund
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
MFS
Steve Gorham*
Registered investment companies	8	$18.1 billion	0	$0
Other pooled investment vehicles	6	$2.3 billion	0	$0
Other accounts	15	$11.7 billion	0	$0
Thomas Crowley*
Registered investment companies	9	$52.2 billion	0	$0
Other pooled investment vehicles	2	$5.9 billion	0	$0
Other accounts	16	$7 billion	0	$0
* As of September 30, 2026

Please keep this supplement for future reference.

This Supplement is dated October 22, 2026.